Recently Issued Accounting Standards (Details Narrative) (10-K) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Unrealized gain on equity investments	$ 90